EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Net earnings per share (Note 16):
SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING

The following tables provides a reconciliation of the data used in the calculation of basic and diluted ordinary shares outstanding for the years ended December 31, 2024, December 31, 2023, and December 31, 2022 (in US$ thousands except shares and per share amounts):

Date	Transaction Detail	Change in Shares	Year ended December 31, 2024, Weighted Average Ordinary Shares Outstanding
January 1, 2024	Beginning Balance		94,996,397
January 9, 2024	Equity-classified Restricted Stock Issuance	333	325
March 17, 2024	Equity-classified Restricted Stock Issuance	12,751	10,068
March 18, 2024	Equity-classified Restricted Stock Issuance	242,455	190,784
March 19, 2024	Equity-classified Restricted Stock Issuance	235,741	184,857
April 1, 2024	Equity-classified Restricted Stock Issuance	1,774	1,343
April 23, 2024	Equity-classified Restricted Stock Issuance	1,333	918
May 2, 2024	Return of shares from W.D. Van Gonten Engineering	(82,331)	(54,662)
August 14, 2024	Equity-classified Restricted Stock Issuance	38,758	14,720
October 1, 2024	Settlement of liability-classified share-based compensation	118,647	29,500
October 3, 2024	Settlement of liability-classified share-based compensation	30,000	7,295
October 21, 2024	Settlement of liability-classified share-based compensation	449,998	90,982
December 31, 2024	Ending Balance		95,472,527

Date	Transaction Detail	Change in Shares	Year ended December 31, 2023, Weighted Average Ordinary Shares Outstanding
January 1, 2023	Beginning Balance		94,012,752
January 23, 2023	Equity-classified Restricted Stock Issuance	500	468
February 2, 2023	Equity-classified Restricted Stock Issuance	22,440	20,411
February 24, 2023	Equity-classified Restricted Stock Issuance	250	212
March 1, 2023	Equity-classified Restricted Stock Issuance	333	278
March 16, 2023	Equity-classified Restricted Stock Issuance	247,286	196,474
March 17, 2023	Equity-classified Restricted Stock Issuance	578,436	457,995
April 12, 2023	Equity-classified Restricted Stock Issuance	666	480
June 1, 2023	Equity-classified Restricted Stock Issuance	40,000	23,342
June 22, 2023	Equity-classified Restricted Stock Issuance	1,484	781
August 14, 2023	Equity-classified Restricted Stock Issuance	92,250	35,131
December 31, 2023	Ending Balance		94,748,324

Date	Transaction Detail	Change in Shares	Year ended December 31, 2022, Weighted Average Ordinary Shares Outstanding
December 31, 2021	Beginning Balance		91,366,235
February 23, 2022	Equity-classified Restricted Stock Issuance	32,868	28,005
March 16, 2022	Equity-classified Restricted Stock Issuance	279,493	222,063
March 17, 2022	Equity-classified Restricted Stock Issuance	74,000	58,592
March 18, 2022	Equity-classified Restricted Stock Issuance	242,727	191,522
March 19, 2022	Equity-classified Restricted Stock Issuance	316,775	249,081
July 1, 2022	WDVGE - NESR ordinary share consideration	1,650,000	827,260
August 14, 2022	Equity-classified Restricted Stock Issuance	50,654	19,290
December 31, 2022	Ending Balance		92,962,048

SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE

	December 31, 2024			December 31, 2023			December 31, 2022
	Net income to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS	Net income to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS	Net (loss) to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS

Basic EPS - ordinary shares	$76,310	95,472,527	0.80	$12,580	94,748,324	$0.13	$(36,420)	92,962,048	$(0.39)
Restricted stock units		263,397			-			-
Antidilution sequencing - subtotal	76,310	95,735,924	0.80	12,580	94,748,324	0.13	(36,420)	92,962,048	(0.39)
35,540,380 warrants @ $5.75 per half share		-			-			-
Diluted EPS - ordinary shares	$76,310	95,735,924	0.80	$12,580	94,748,324	$0.13	$(36,420)	92,962,048	$(0.39)